Prospectus Supplement dated April 6, 2020
	Product Name	Prospectus Form #/Date
1.	RiverSource Retirement Advisor Variable Annuity	S-6467 CF (4/19) April 29, 2019
2.	RiverSource ® Retirement Advisor Advantage® Variable Annuity/ Retirement Advisor Select® Variable Annuity	S-6406 CF (4/19) April 29, 2019
3.	RiverSource ® Retirement Advisor Advantage Plus® Variable Annuity/ Retirement Advisor Select Plus® Variable Annuity	S-6273 CF (4/19) April 29, 2019
4.	RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity/ Retirement Advisor 4 Select® Variable Annuity/ Retirement Advisor 4 Access® Variable Annuity	S-6503 CF (4/19) April 29, 2019
5.	RiverSource ® Retirement Advisor Variable Annuity - Band 3	S-6477 N (5/09) May 1, 2009
6.	RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09) May 1, 2009
7.	RiverSource ® Flexible Annuity	S-6155 CF (4/19) April 29, 2019
8.	RiverSource ® Flexible Portfolio Annuity	S-6161 CF (4/19) April 29, 2019
9.	RiverSource ® Employee Benefit Annuity	S-6157 AG (5/14) May 1, 2014
10.	RiverSource ® Variable Retirement and Combination Retirement Annuities	S-6154 CF (4/19) April 29, 2019
This supplement describes proposed changes to certain variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.
Effective on April 6, 2020 (“Effective Date”) and subject to state regulatory requirements, transfers to the fixed account (if available under your contract), will be limited so the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 20% of the contract value. If the fixed account is currently 20% or more of the contract value, we will not accept any transfers to the fixed account.
If the fixed account already is 20% or more of the contract value prior to the Effective Date, you will not be required to transfer out of the fixed account. Additional transfers into the fixed account will not be allowed unless the value of the fixed account drops to less than 20% of the contract value.
For products 3 and 4 listed in the table above, the 20% limit only applies if the fixed account minimum interest rate stated in your contract is 3%.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6503-37 A (04/20)
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